Intangible assets and goodwill (Details 3 - Textual) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Forecast period of financial projections		5 years
Impairment charges recognized of goodwill	[1]	R$ 136,723	R$ 0	R$ 0
Amortization of intangible assets acquired in business combinations		59,532	29,571	15,510
Amortization of intangible assets acquired in business combinations recorded in costs of services		44,043	16,985	7,042
Amortization of intangible assets acquired in business combinations recorded in administrative expenses		15,489	R$ 12,586	R$ 8,468
SaaS [member]
Intangible assets and goodwill
Impairment charges recognized of goodwill		136,723
Cash-generating units [member] | CPaaS [member]
Intangible assets and goodwill
Impairment charges recognized of goodwill		R$ 0

[1]	As of December 31, 2022, the Company recognized goodwill impairment in the amount of R$136,723. For more details see Note 11.